UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                New York, New York              11/15/2010
-----------------------     --------------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:   $1,062,177
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name
---        --------------------                 -------------------
1.         028-11626                            Indus Partners, LLC

                                                     FORM 13F INFORMATION TABLE


Column 1                      Column 2        Column 3   Column 4       Column 5          Column 6   Column 7        Column 8
----------------------------  --------------  ---------  --------  -----------------     ----------  --------  ---------------------
                                                          VALUE      SHRS OR    PUT/     INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT    CALL     DISCRETION  MANAGERS  SOLE    SHARED   NONE
----------------------------  --------------  ---------  --------  ----------   ----     ----------  --------  ----    ------   ----
ALCON INC                     COM SHS         H01301102   45,867      275,000   Call      SHARED        1        0     275,000    0
AUTOMATIC DATA PROCESSING IN  COM             053015103   35,726      850,000   Call      SHARED        1        0     850,000    0
AUTONAVI HLDGS LTD            SPONSORED ADR   05330F106    5,254      300,200             SHARED        1        0     300,200    0
BAXTER INTL INC               COM             071813109    8,936      187,300             SHARED        1        0     187,300    0
CHECK POINT SOFTWARE TECH LT  ORD             M22465104   16,619      450,000   Call      SHARED        1        0     450,000    0
CHEMSPEC INTL LTD             ADR             163868102    2,792      465,340             SHARED        1        0     465,340    0
CHINA CORD BLOOD CORP         SHS             G21107100    8,864    1,672,478             SHARED        1        0   1,672,478    0
CHINA LIFE INS CO LTD         SPON ADR REP H  16939P106   19,628      330,000   Put       SHARED        1        0     330,000    0
CHINA PETE & CHEM CORP        SPON ADR H SHS  16941R108    5,297       60,000   Put       SHARED        1        0      60,000    0
CLOROX CO DEL                 COM             189054109   26,704      400,000   Call      SHARED        1        0     400,000    0
CORNING INC                   COM             219350105   26,689    1,460,000   Call      SHARED        1        0   1,460,000    0
E HOUSE CHINA HLDGS LTD       ADR             26852W103   25,468    1,349,638             SHARED        1        0   1,349,638    0
ETFS PALLADIUM TR             SH BEN INT      26923A106    1,212       21,500             SHARED        1        0      21,500    0
ETFS PLATINUM TR              SH BEN INT      26922V101    7,640       46,300             SHARED        1        0      46,300    0
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109  119,382    4,922,450             SHARED        1        0   4,922,450    0
HERSHEY CO                    COM             427866108   26,175      550,000   Call      SHARED        1        0     550,000    0
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR   456788108   11,196      168,000   Put       SHARED        1        0     168,000    0
ISHARES TR                    MSCI EAFE IDX   464287465  156,522    2,850,000   Call      SHARED        1        0   2,850,000    0
IVANHOE ENERGY INC            COM             465790103      311      149,700             SHARED        1        0     149,700    0
KINROSS GOLD CORP             COM NO PAR      496902404   32,289    1,718,400             SHARED        1        0   1,718,400    0
KINROSS GOLD CORP             COM NO PAR      496902404   21,421    1,140,000   Call      SHARED        1        0   1,140,000    0
KT CORP                       SPONSORED ADR   48268K101    1,586       77,500             SHARED        1        0      77,500    0
L-3 COMMUNICATIONS HLDGS INC  COM             502424104   10,479      145,000   Call      SHARED        1        0     145,000    0
MELCO CROWN ENTMT LTD         ADR             585464100   13,438    2,650,493             SHARED        1        0   2,650,493    0
MICROSOFT CORP                COM             594918104   33,796    1,380,000   Call      SHARED        1        0   1,380,000    0
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110   29,246      304,800             SHARED        1        0     304,800    0
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110   79,639      830,000   Call      SHARED        1        0     830,000    0
NETEASE COM INC               SPONSORED ADR   64110W102   35,675      904,544             SHARED        1        0     904,544    0
NEXEN INC                     COM             65334H102   21,105    1,050,000   Call      SHARED        1        0   1,050,000    0
PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR   718252604    5,570       93,057             SHARED        1        0      93,057    0
POTASH CORP SASK INC          COM             73755L107   25,207      175,000   Call      SHARED        1        0     175,000    0
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   20,119      410,000   Put       SHARED        1        0     410,000    0
RESEARCH IN MOTION LTD        COM             760975102   11,278      231,634             SHARED        1        0     231,634    0
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109   23,740      220,000   Call      SHARED        1        0     220,000    0
SPDR GOLD TRUST               GOLD SHS        78463V107   30,698      240,000   Call      SHARED        1        0     240,000    0
TALISMAN ENERGY INC           COM             87425E103   38,649    2,209,800             SHARED        1        0   2,209,800    0
TALISMAN ENERGY INC           COM             87425E103   20,463    1,170,000   Call      SHARED        1        0   1,170,000    0
VISA INC                      COM CL A        92826C839   14,109      190,000   Call      SHARED        1        0     190,000    0
YUM BRANDS INC                COM             988498101   19,437      422,000             SHARED        1        0     422,000    0
YUM BRANDS INC                COM             988498101   23,951      520,000   Call      SHARED        1        0     520,000    0